Cover	Feb. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2022
Entity File Number	000-28745
Entity Registrant Name	Cipherloc Corporation
Entity Central Index Key	0001022505
Entity Tax Identification Number	86-0837077
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6836 Bee Cave Road
Entity Address, Address Line Two	Bldg. 1
Entity Address, Address Line Three	S#279
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	(512)
Local Phone Number	772-4245
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false